DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012
Entity Registrant Name	China TopReach Inc.
Entity Central Index Key	0001363614
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	cgsxf
Entity Common Stock, Shares Outstanding		14,876,940
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	This Amendment is being filed to correct the xbrl previously filed on form 20-F.

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 33,678,522	$ 82,577,185
Trade receivables, net	45,402,557	43,024,316
Other receivables	4,303,070	6,668,958
Prepaid expenses	32,962,062	18,847,343
Due from related parties	1,994,870	3,652,407
Inventories	1,295,213	799,503
Deposits to newspapers	2,134,613	2,930,550
Deposits for marketing and promotion projects	2,749,238	0
Total current assets	124,520,145	158,500,262
Non-current assets
Property, plant and equipment, net	9,776,757	7,896,583
Equity investment	6,345,706	0
Deposits to newspapers	14,453,137	13,914,080
Deposits for marketing and promotion projects	28,670,626	0
Prepayment for long term investment	27,178,183	14,821,520
Goodwill	1,975,131	0
Intangible assets, net	6,242,297	634,922
Total non-current assets	94,641,837	37,267,105
Total assets	219,161,982	195,767,367
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term borrowings	7,622,702	7,836,930
Trade payables	651,457	629,700
Income tax payable	6,435,928	5,244,752
Advances from customers	1,762,183	1,400,483
Accrued expenses and other payables	12,372,583	20,462,255
Due to related parties	3,931,161	3,565,850
Total current liabilities	32,776,014	39,139,970
Non-current liabilities
Long-term borrowings	158,127	421,763
Due to a related party	10,777,013	0
Deferred income tax liabilities	1,161,974	0
Total non-current liabilities	12,097,114	421,763
Total liabilities	44,873,128	39,561,733
Commitments and contingencies
Shareholders' equity
Preferred shares - $0.001 par value, 3,000,000 shares authorized; no shares issued and outstanding at December 31, 2011 and 2010	0	0
Ordinary shares - $0.001 par value, 60,000,000 shares authorized; 14,912,847 shares issued and outstanding at December 31, 2011 and 2010	14,913	14,913
Additional paid-in capital	49,433,214	48,542,261
Statutory reserve	1,997,176	1,558,282
Retained earnings	15,160,143	13,189,252
Accumulated other comprehensive income	4,292,577	1,714,247
Total China TopReach Inc.'s equity	70,898,023	65,018,955
Non-controlling interests	103,390,831	91,186,679
Total shareholders' equity	174,288,854	156,205,634
Total liabilities and shareholders' equity	$ 219,161,982	$ 195,767,367

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	14,912,847	14,912,847
Common stock, shares outstanding	14,912,847	14,912,847

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 81,735,682	$ 78,184,101	$ 68,289,488
Cost of revenue	(40,591,545)	(40,445,567)	(36,413,753)
Gross Profit	41,144,137	37,738,534	31,875,735
Operating Expenses
Sales and marketing expenses	(5,878,551)	(3,949,385)	(3,298,462)
General and administrative expenses	(24,493,387)	(8,167,759)	(5,424,957)
Share-based payment expenses	(842,106)	(1,845,977)	(2,654,179)
Total operating expenses	(31,214,044)	(13,963,121)	(11,377,598)
Operating Income	9,930,093	23,775,413	20,498,137
Interest income	467,370	40,424	170,541
Interest expense	(346,002)	(215,731)	(644,421)
Other income	1,556,854	1,414,990	1,028,932
Share of loss of equity investment	(47,438)	0	0
Income before income tax	11,560,877	25,015,096	21,053,189
Income tax	(3,630,459)	(3,593,249)	(3,611,619)
Net Income	7,930,418	21,421,847	17,441,570
Less: Net income attributable to non-controlling interests	(5,520,633)	(9,672,681)	(3,587)
Net Income attributable to China TopReach Inc.	$ 2,409,785	$ 11,749,166	$ 17,437,983
Weighted average number of shares outstanding - basic (in shares)	14,912,847	15,321,170	16,285,126
- diluted (in shares)	14,912,847	15,321,170	17,750,665
Net income per share - basic (in dollars per share)	$ 0.16	$ 0.77	$ 1.07
- diluted (in dollars per share)	$ 0.16	$ 0.77	$ 0.98

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 7,930,418	$ 21,421,847	$ 17,441,570
Other comprehensive income
Foreign currency translation adjustment	6,222,697	2,502,465	196,810
Comprehensive income	14,153,115	23,924,312	17,638,380
Less: Comprehensive income attributable to non-controlling interests	9,165,000	11,081,419	14,954
Comprehensive income attributable to China TopReach Inc.	$ 4,988,115	$ 12,842,893	$ 17,623,426

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	[1]	$ 7,459	$ 8,142,919	$ 1,295,773	$ 12,771,704	$ 67,613	$ 1,234,317	$ 23,519,785
Balance (in shares) at Dec. 31, 2008	[1]	14,959,000
Shares effectively issued to former shareholders of TopReach as part of the recapitalization		1,097	(1,755,096)	0	0	0	0	(1,753,999)
Shares effectively issued to former shareholders of TopReach as part of the recapitalization (in shares)		1,096,087
Issuance of ordinary shares to financial advisor at closing, fair value $7.9 per share		336	2,653,843	0		0	0	2,654,179
Issuance of ordinary shares to financial advisor at closing, fair value $7.9 per share (in shares)		335,972
Appropriation to statutory reserve		0	0	1,427,444	(1,427,444)	0	0	0
Foreign currency translation adjustment		0	0	0	0	11,367	185,443	196,810
Net income		0	0	0	17,437,983	3,587	0	17,441,570
Balance at Dec. 31, 2009		8,892	9,041,666	2,723,217	28,782,243	82,567	1,419,760	42,058,345
Balance (in shares) at Dec. 31, 2009		16,391,059
Issuance of shares to a senior executive as compensation		300	1,049,700	0	0	0	0	1,050,000
Issuance of shares to a senior executive as compensation (in shares)		300,000
Issuance of earnout shares		7,500	26,492,500	0	(26,500,000)	0	0	0
Shares forfeited and cancelled		(1,779)	0	0	0	0	0	(1,779)
Shares forfeited and cancelled (in shares)		(1,778,212)
Share based compensation		0	347,890	0	0	448,087	0	795,977
Changes in ownership interest from private placement of ShiFang shares		0	2,999,060	(1,136,270)	0	33,729,609	(592,399)	35,000,000
Changes in ownership interest from initial public offering of ShiFang shares		0	17,798,412	(396,738)	(474,084)	54,842,768	(206,841)	71,563,517
Costs associated with initial public offering		0	(9,186,967)	0	0	(8,997,771)	0	(18,184,738)
Appropriation to statutory reserve		0	0	368,073	(368,073)	0	0	0
Foreign currency translation adjustment		0	0	0	0	1,408,738	1,093,727	2,502,465
Net income		0	0	0	11,749,166	9,672,681	0	21,421,847
Balance at Dec. 31, 2010		14,913	48,542,261	1,558,282	13,189,252	91,186,679	1,714,247	156,205,634
Balance (in shares) at Dec. 31, 2010		14,912,847
Deemed acquisition of additional equity interests in ShiFang		0	1,237,927	0	0	(1,237,927)	0	0
Non-controlling interests arising from formation of subsidiaries		0	0	0	0	4,710,699	0	4,710,699
Share based compensation		0	374,316	0	0	467,790	0	842,106
Appropriation to statutory reserve		0	0	438,894	(438,894)	0	0	0
Foreign currency translation adjustment		0	0	0	0	3,644,367	2,578,330	6,222,697
Repurchase and cancellation of ShiFang shares		0	(721,290)	0	0	(901,410)	0	(1,622,700)
Net income		0	0	0	2,409,785	5,520,633	0	7,930,418
Balance at Dec. 31, 2011		$ 14,913	$ 49,433,214	$ 1,997,176	$ 15,160,143	$ 103,390,831	$ 4,292,577	$ 174,288,854
Balance (in shares) at Dec. 31, 2011		14,912,847

[1]	Represents the consolidated statement of changes in shareholders' equity of Olympia Media Holdings Limited, the Accounting Acquirer. See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical]	12 Months Ended
Dec. 31, 2009
Issuance of ordinary shares to financial advisor (in dollars per share)	7.9

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 7,930,418	$ 21,421,847	$ 17,441,570
Adjustments to reconcile net income to net cash provided by /(used in) operating activities:
Depreciation	1,335,805	897,154	840,636
Amortization	1,484,623	88,668	134,384
Share-based payment expenses	842,106	1,845,977	2,654,179
Allowance for doubtful debts	10,698,576	802,290	125,422
(Gain)/loss on disposal of property, plant and equipment	(5,871)	8,852	0
Equity loss on investment	47,431	0	0
Deferred income tax	(269,757)	0	0
Changes in assets and liabilities:
Trade receivables	(11,410,026)	(21,450,628)	(4,838,031)
Other receivables	2,624,248	2,041,267	1,226,342
Prepaid expenses	(13,384,560)	(7,258,626)	(9,872,952)
Inventories	(464,737)	(201,470)	(289,710)
Deposits to newspapers	909,468	6,942,102	1,153,026
Trade payables	(2,638)	(201,441)	(3,039,512)
Income tax payable	987,991	940,945	2,490,473
Advances from customers	307,444	(1,954,822)	2,267,458
Accrued expenses and other payables	(8,882,392)	570,313	(564,647)
Net cash (used in)/provided by operating activities	(7,251,871)	4,492,428	9,728,638
Cash flows from investing activities
Purchase of property, plant and equipment	(2,905,523)	(2,391,979)	(326,512)
Cash paid for long term investment	(11,587,503)	(14,821,520)	0
Proceeds from disposal of property, plant and equipment	23,793	0	0
Deposits paid in connection with leasehold improvement	0	0	(1,104,576)
Deposits to marketing and promotion projects	(31,408,022)	0	0
Cash paid for equity investment	(6,393,137)	0	0
Acquisition of a business	(6,187,162)	0	0
Expenditures for intangible assets	(1,324,836)	(155,777)	(115,999)
Net cash used in investing activities	(59,782,390)	(17,369,276)	(1,547,087)
Cash flows from financing activities:
Proceeds from private placement	0	35,000,000	0
Offering proceeds of ShiFang shares	0	71,563,517	0
Payment of listing and offering expenses incurred	0	(11,103,251)	(1,910,953)
Proceeds from reverse merger	0	0	491,234
Proceeds from borrowings	7,261,491	8,258,693	9,436,611
Repurchase and cancellation of ShiFang shares	(1,622,700)	0	0
Capital contributions from non-controlling interests	4,710,699	0	0
Repayment of short-term borrowings	(8,046,195)	(6,511,437)	(8,263,617)
Proceeds from/(repayment) to related parties	12,803,214	(5,366,201)	(429,710)
Repayment to shareholders	0	(3,103,098)	(2,703,701)
Repayment to non-controlling interests	0	(521,779)	(87,755)
Net cash provided by/(used in) financing activities	15,106,509	88,216,444	(3,467,891)
Effect of foreign currency conversion on cash	3,029,089	1,013,652	(65,591)
Net (decrease)/increase in cash and cash equivalents	(48,898,663)	76,353,248	4,648,069
Cash and equivalents, beginning	82,577,185	6,223,937	1,575,868
Cash and equivalents, ending	33,678,522	82,577,185	6,223,937
Supplemental disclosures of cash flow information:
Interest paid	260,641	215,694	645,208
Income tax paid	$ 2,928,544	$ 2,617,548	$ 1,179,083

ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2011
Organization and Business Operations [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND BUSINESS OPERATIONS

The consolidated financial statements include the financial statements of China TopReach Inc. (the “Company” or “China TopReach”), its subsidiaries and variable interest entities (“VIE”). The Company, its subsidiaries and VIE are collectively referred to as the “Group”. The Group is engaged in publishing and advertising activities in the People’s Republic of China ("PRC" or “China”).

Reverse acquisition in 2009

The Company was incorporated in the Cayman Islands on May 3, 2006 as a blank check company for the purpose of effecting a recapitalization, stock exchange, asset acquisition, reorganization or other similar business combination or contractual arrangements with one or more operating businesses.

The Company entered into a Share Purchase Agreement (the “SPA”) dated December 16, 2008 to acquire Olympia Media Holdings Limited, a British Virgin Islands company (“OMH”). OMH was a leading privately owned aggregator and operator of print media businesses in China. OMH has direct ownership in 2 wholly-owned subsidiaries. Through ownership of these two subsidiaries, OMH also consolidates 100% of other indirectly-owned entities and a VIE. Following the completion of the transaction described below, OMH became a wholly owned subsidiary of the Company.

On January 27, 2009, the Company acquired all of the issued and outstanding common stock of OMH. For accounting purposes, the acquisition has been treated as a recapitalization. The consolidated financial statements prepared in previous years following the recapitalization were thus issued under the name of the Company (the accounting acquiree), which is also known as the legal parent, but as a continuation of the financial statements they are those of OMH (the accounting acquirer), with one required adjustment to retroactively adjust OMH’s legal capital to reflect that of the Company. The historical financial statements presented herein prior to the recapitalization are those of OMH as if the acquisition had occurred at the beginning of the earliest period presented.

Pursuant to the terms of the SPA and its amendment dated on January 13, 2009, the Company acquired all of OMH’s shares of common stock issued and outstanding for a consideration of US$6 million in cash and by the issuance of 6,259,000 ordinary shares. Subsequent to the board meeting held on October 10, 2009, the Company issued 1,200,000 ordinary shares to the former shareholders of OMH as settlement for consideration of US$6 million in cash. Such shares (aggregating 7,459,000 shares) have been retroactively accounted for as part of the reverse acquisition and have been reflected as issued at the beginning of the earliest period presented.

Original and revised earn-out share arrangement

Under the terms of an original SPA, on an all-or-none basis, if, on a consolidated basis, the Group achieves or exceeds the specified net income for the fiscal years ending December 31, 2009, 2010, 2011 and 2012, additional ordinary shares of 2,000,000, 2,500,000, 2,500,000 and 2,500,000 respectively, i.e. 9,500,000 shares in total, shall be issued by the Company.

However, due to the additional risk assumed by the OMH shareholders including Topbig International Development Limited (“Topbig International”), Blazing Sun Holdings Limited (“Blazing Sun”) and Keep Profit International Capital Limited (“Keep Profit”) in providing collaterals to facilitate the consummation of the Private Placement, the earn-out arrangement was revised to waive the net income target requirement and the Company released 5,500,000 shares out of the 9,500,000 Earn-out Shares to Topbig International (3,309,813 shares), Blazing Sun (1,530,712 shares) and Keep Profit (659,475 shares) on February 12, 2010.

Considering the impact of the global financial crisis and the fact that certain OMH shareholders did not participate in the Share Subscription Agreement, the relevant parties agreed to further amend the SPA on June 23, 2010 and pursuant to the amended SPA, the Company agreed to allocate and issue an aggregate of 2,000,000 of the remaining 4,000,000 Earn-out shares to the OMH shareholders on April 24, 2010, regardless of whether any profit targets in any year had been achieved by the Company. Following such issuance, there will still be 2,000,000 Earn-out shares remaining for potential issuance and allotment. 1,000,000 shares will be allotted and issued by the Company to the OMH shareholders for each of the 2011 and 2012 financial year conditionally upon the achievement of profit targets by the Company of RMB 278.8 million (approximately $43 million) in 2011 and RMB 394.4 million (approximately $62 million) in 2012. No earnout shares were issued and allotted for the 2011 financial year as the profit target is not achieved by the Company.

In addition, to eliminate any statement of operations effect upon the profit targets resulted from the Private Placement (defined below), the Company agreed to grant a special concession in the calculation of net income used to determine whether the profit targets are achieved, by excluding all expenses resulting from any fund-raising activities carried out by the Group since the effective date of the recapitalization.

Spin-off of ShiFang Holding Limited in 2010

ShiFang Holding Limited (“ShiFang”) was incorporated in the Cayman Islands on December 9, 2009 as a wholly owned subsidiary of China TopReach to serve as the holding company of OMH and its subsidiaries.  ShiFang plans to use the proceeds from the Private Placement to continue to develop relationships with additional metro newspapers in the PRC and to fund its working capital needs.

In 2010, for the purposes of the spin-off and separate listing (the “Spin-off”) of ShiFang, ShiFang and its subsidiaries (collectively, the “ShiFang Group”) underwent and completed a reorganization (the “ShiFang Reorganization”). In preparation for the listing of ShiFang’s shares on the Hong Kong Stock Exchange, the publishing and advertising businesses underwent a group reorganization, pursuant to which the companies engaged in the publishing and advertising businesses of the Group were transferred to ShiFang. The Reorganization involved the followings:

-	On December 9, 2009, ShiFang was incorporated with one issued share capital of HK$0.1 allotted and issued to the Company.

-	Pursuant to an agreement on January 14, 2010, certain shareholders of the Company, namely: TopBig International, Blazing Sun and Keep Profit transferred its equity interest in the Company to ShiFang in exchange for 80,000,000 new ShiFang shares. 42,998,170 shares 15,859,804 shares and 21,142,026 shares to TopBig International, Blazing Sun and Keep Profit, respectively.

-	On the same date, 319,999,999 shares are issued and allotted to the Company and they are credited as fully paid pursuant to the capitalization issue immediately following the issue of new shares to TopBig International, Blazing Sun and Keep Profit.

-	Pursuant to an agreement dated January 18, 2010, the Company transferred its entire equity interests in OMH in exchange for US$ 50,000. Therefore, ShiFang became the holding company of OMH.

-	On February 12, 2010, ShiFang has completed a US$35 million equity private placement (the “Private Placement”) by issuing 149,123,121 shares to four institutional investors (the “Investors”). The Investors namely, CCB International Asset Management Limited, Sinochem Europe Capital Corporation Ltd, Templeton Strategic Emerging Markets Fund III, LDC and New World Strategic Investment Limited, acquired an aggregate 27.16% equity interest in ShiFang in the Private Placement.

-	As a result of the above issue of shares and private placement, the Company’s interest in ShiFang was diluted to 58.27%.

On December 3, 2010, ShiFang was listed (the “ShiFang Listing”) on the Main Board of The Stock Exchange of Hong Kong Limited (the “Stock Exchange”), pursuant to which 183,042,000 new shares of HK$0.1 each were issued by ShiFang in the global offering. The Group has raised gross proceeds of approximately US$ 71.6 million from the global offering and the costs associated with the offering amounted to approximately US$ 18.2 million. Upon listing of ShiFang, the Group’s interest in ShiFang was further diluted to 43.71%. In the opinion of the Company’s Board of Directors, ShiFang shall continue be a subsidiary of the Group as the Company can exercise control on ShiFang’s operation and Board of Directors. There are more than half of the directors in ShiFang’s Board assigned by the Company and who will represent the Company to make unanimous decision in ShiFang. Therefore, the Company has the power to cast majority votes in ShiFang’s Board of Directors and the power to govern ShiFang’s financial and operating policies.

As the above change in the Company’s ownership interest in ShiFang did not result in a loss of control and is thus accounted for as an equity transaction. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Company.

Deemed acquisition of additional equity interests in ShiFang in 2011

As at December 31, 2011, the Group’s interest in ShiFang was increased from 43.71% to 44.45% as a result of repurchase and cancellation of 12,223,000 shares by ShiFang during the year ended December 31, 2011. In the opinion of the Company’s Board of Directors, ShiFang shall continue be a subsidiary of the Group as the Company can still exercise control on ShiFang’s operation and Board of Directors during the year.

VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities [Text Block]
2.	VARIABLE INTEREST ENTITIES

Fujian ShiFang Culture Communication Co. Ltd. ("SF"), a subsidiary of OMH, entered into contractual agreements with Beijing HongXinTu Culture Communication Company Limited (“BJHXT”).

Based on the contractual arrangements, SF agreed to provide consulting services to BJHXT, including (i) market research; (ii) business development and market consultation; (iii) consulting services in respect of labor matters; (iv) construction and maintenance of information networks and network security; (v) technical support for the software and technology required by BJHXT and (vi) such other services as may be required by BJHXT and agreed to be performed by SF for BJHXT exclusively in relation to its business operations in exchange for service fees according to the nature of the service content and time spent based on market price. The service agreement has been renewed on July 1, 2011 with ten years term and the agreement automatically renews for successive periods of five years provided SF does not issue any notice of termination 30 days before the relevant termination date.

This contractual agreement was entered into to establish a situation under which SF obtains effective management of the operational and economic control over BJHXT and has an exclusive option to purchase all or part of the equity interest in BJHXT when and to the extent permitted by the PRC laws. The contractual agreement, taken as a whole, has established a contractual position which allows the economic benefits of BJHXT’s business to flow to SF. In addition, under the agreement, all the directors in BJHXT are to be nominated by SF. Through its control over the directors of BJHXT, the management of the Company believe that SF is able to monitor, supervise and effectively control the business, operations and financial policies of BJHXT. The agreement also enables SF to exercise control over and to acquire equity interests in BJHXT at an agreed sum or, in the event that such agreed price is lower than the lowest price permissible under PRC laws, at such price as is permitted by the relevant PRC laws and regulations.

Accordingly, by virtue of the contractual arrangements, SF is the primary beneficiary of BJHXT as defined by ASC 810 “Consolidation of Variable Interest Entities (“VIE”)”. Therefore, the Company consolidates BJHXT and its subsidiaries as VIE.

As of December 31, 2011, BJHXT has 5 wholly owned subsidiaries and a 51%-owned subsidiary.

The liabilities recognized as a result of consolidating the VIE do not represent additional claims on our general assets; rather, they represent claims against the specific assets of the consolidated VIE. Conversely, assets recognized as a result of consolidating the VIE do not represent additional assets that could be used to satisfy claims against our general assets. Reflected in the December 31, 2011 and 2010 balance sheets are consolidated VIE assets of approximately $57,000,000 and $21,000,000, respectively, which are comprised mainly of cash, receivables, inventory, property and equipment. VIE liabilities of approximately $13,000,000 and $18,000,000, respectively, mainly consist of borrowings and payables for working capital.

SUBSIDIARIES OF THE COMPANY	12 Months Ended
Dec. 31, 2011
Subsidiaries of Company [Abstract]
Subsidiaries of Company [Text Block]
3.	SUBSIDIARIES OF THE COMPANY

As of December 31, 2011, the consolidating subsidiaries and VIEs are as follows:

Name of Company	Principal activities	Place of Incorporation	Attributable equity interest %

Directly owned			2011	2010
ShiFang Holding Limited (“ShiFang”)	Investment holding	Cayman Islands	44.45%	43.71%

Indirectly owned
Beijing BaiChuan DuKe Science and Technology Co., Ltd,	Provision of technology promotion and consultancy services	Beijing, People’s Republic of China	100%	100%
Beijing HanDing Advertisement Co., Ltd.	Provision of full-line advertising services	Beijing, People’s Republic of China	100%	100%
Beijing HongXinTu Culture Communication Co., Ltd.	Provision of publishing services	Beijing, People’s Republic of China	100%	100%
Beijing ShiFang YiZhi Culture Communication Co., Ltd	Provision of full-line advertising services	Beijing, People’s Republic of China	100%	-
Chongqing ShiFang Culture Communication Co., Ltd.	Provision of full-line advertising services	Chongqing, People’s Republic of China	100%	100%
Dalian ShiFang Media Co., Ltd.	Provision of advertising services	Dalian, People’s Republic of China	100%	100%
Dongkuai (Fuzhou) Investment Consultancy Services Co., Ltd.	Provision of investment consultancy services	Fuzhou, People’s Republic of China	100%	100%
Fujian ShiFang Culture Communication Co., Ltd.	Provision of full-line advertising agency services	Fuzhou, People’s Republic of China	100%	100%
Fujian ZhiYuan Media Co., Ltd.	Provision of technology consultancy services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou AoHai Advertisement Co., Ltd.	Provision of advertising, investment and internet services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou DongKuai Media Co., Ltd.	Provision of full-line advertising agency services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou HanDing Network Science & Technology Co., Ltd.	Provision of technology consultancy services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou HongXinTu Printing Co., Ltd.	Provision of printing services	Fuzhou, People’s Republic of China	100%	100%
Fujian Fangke Network Technology Corporation Limited	Provision of full-line advertising services and property marketing	Fuzhou, People’s Republic of China	51%	-

Fujian Haobang Real Estate Consulting and Agency Co., Ltd.	Provision of property marketing and agency services	Fuzhou, People’s Republic of China	51%	-
Fujian ShiFang JianKang Technology Co., Ltd.	Provision of health care products development and full-line advertising agency services	Fuzhou, People’s Republic of China	65%	-
Guangxi ShiFang Culture Communication Co., Ltd.	Provision of full-line advertising agency services	Nanning, People’s Republic of China	100%	-
Gloria Fair Limited	Provision of advertising, investment and internet services	Hong Kong	100%	100%
Guizhou Qianzhong newspaper Industry Printing Co., Ltd.	Provision of publishing and printing services	Guizhou, People’s Republic of China	100%	100%
Guizhou ShiFang HanDing Media Co., Ltd.	Provision of full-line advertising services	Guizhou, People’s Republic of China	100%	100%
Hung Hing To Publishing Limited	Provision of publishing and advertising services	British Virgin Islands	100%	100%
Kunming AoHai Advertising Co., Ltd.	Provision of full-line advertising services	Kunming, People’s Republic of China	100%	100%
Kunming HongLianXin Printing Co., Ltd.	Provision of publishing and printing services	Kunming, People’s Republic of China	100%	100%
Liaoning AoHai TianYi Media Advertisement Co., Ltd.	Provision of full-line advertising services	Shenyang, People’s Republic of China	100%	100%
Liaoning Shifang Xinda Culture Communication Co., Ltd.	Provision of full-line advertising agency services	Shenyang, People’s Republic of China	60%	-
Olympia Media Holdings Limited (“OMH”)	Investment holding	British Virgin Islands	100%	100%
Shenyang ZhuQin ShiFang Media Development Co., Ltd.	Provision of full-line advertising services	Shenyang, People’s Republic of China	51%	51%
ShiFang YaQi Culture Communication (Xiamen) Co., Ltd.	Provision of full-line advertising services	Xiamen, People’s Republic of China	100%	100%
Sichuan ShiFang FuRui Investment Co., Ltd.	Provision of property development and management services.	Sichuan, People’s Republic of China	51%	-
Shenyang JinXiYuan Advertising Co., Ltd.	Provision of full-line advertising agency services	Shenyang, People’s Republic of China	100%	-
Tianjin ShiFang Advertisement Media Co., Ltd.	Provision of full-line advertising services	Tianjin, People’s Republic of China	100%	100%

Xiamen DuKe Information Science & Technology Co., Ltd.	Provision of technology promotion and consultancy services	Xiamen, People’s Republic of China	100%	100%
Yunnan HanDing Technology Co., Ltd.	Provision of technology consultancy services	Kunming, People’s Republic of China	100%	-
ZhiYuan Fuzhou Culture Communication Co., Ltd.	Provision of full-line advertising services	Fuzhou, People’s Republic of China	100%	100%
ZhiYuan (Xiamen) Culture Communication Co., Ltd.	Provision of full-line advertising services	Xiamen, People’s Republic of China	100%	100%

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
4.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Recapitalization

Prior to shares exchanged on January 27, 2009, OMH, was a non-reporting privately held company. The post-recapitalization is accounted for by using accounting principles applicable to recapitalization with OMH being treated as the accounting acquirer and the Company, the legal parent, being treated as the accounting acquiree.

In a recapitalization, all accounting history becomes that of the accounting acquirer (OMH), therefore all historical information prior to the acquisition is that of OMH. The shares issued to the shareholders of the Company have been stated retroactively. The recapitalization adjustment reflects all the shares held by OMH prior to the acquisition.

The consolidated financial statements after the recapitalization includes all accounts of the Company, its subsidiaries and VIE. All material inter-company balances and transactions have been eliminated.

Net income is reduced by the portion attributable to non-controlling interests. The non-controlling interests are disclosed separately in the consolidated statements of operations, consolidated statements of comprehensive income and in the consolidated balance sheets.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses  during  the  reporting year. Significant items that are subject to such estimates and assumptions include the valuation of the allowances for trade and other receivables, the recoverability of the carrying amount and the estimated useful lives of long-lived assets and intangible assets, inventories, deposits to newspapers and other contingencies.

(c)	Foreign currency translation

The Company uses USD as the functional and recording currency. The functional currency of the subsidiaries and VIEs is RMB. Translation adjustments are reported as other comprehensive income in the statement of operations and accumulated as other comprehensive income in equity section of balance sheets. Financial information is translated into U.S. Dollars at prevailing or current rates respectively, except for revenues and expenses which are translated at average current rates during the reporting periods.

The accompanying consolidated financial statements are presented in USD. Capital accounts of the financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting periods.

	2011	2010	2009

Year ended December 31:
USD exchange rate to RMB	6.3654	6.6120	6.8372
Average period:
USD exchange rate to RMB	6.4725	6.7781	6.8409

(d)	Cash and cash equivalents

Cash and cash equivalents represents cash at bank and on hand and demand deposits with banks and other financial institutions.

The Group considers all highly liquid investments with original maturities of three months or less to be cash. As of December 31, 2011 and 2010, respectively, the Group’s cash was with banks in the PRC where there is currently no rule or regulation mandated obligatory insurance of bank accounts.

(e)	Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts, and do not bear interest.  The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable.  Management determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure to its customers.

(f)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average cost method. The cost of finished goods comprises newsprint papers and printing consumables.

(g)	Property, plant, and equipment, net

Property, plant and equipment are recorded at cost less accumulated depreciation.  Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets’ estimated useful lives ranging from five to forty years. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the asset is placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed.

The estimated useful lives of the assets as follows:

Years
Leasehold improvement	5
Buildings	40
Machinery and equipment	5-10
Office equipment and furniture	5
Motor vehicles	5-10

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

(h)	Impairment of long-lived assets

In accordance with FASB ASC Topic 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less costs to sell.

Based on the Group’s assessment, no impairment was recognized as of December 31, 2011 and 2010.

(i)	Equity investment

Equity investment refers to the interest in the entity over which the Group has significant influence but not control, generally an ownership between 20% and 50% of the voting rights.

The Company holds a 33.5% equity ownership interest in Yunnan HanDing Investment Co. Ltd, which the Company accounts for under the equity method of accounting as described in Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”) Topic 323, Investments – equity method and joint ventures (“ASC 323”). The equity method requires that the Company recognize its share of the net income or loss by adjusting its equity investment in the Company’s consolidated balance sheet and recognizing income (losses) from equity investment in the Company’s statement of operations.

(j)	Deposits to Newspapers

Pursuant to the agreements between the Group and PRC local newspapers (“Newspapers”), the Group is required to make deposits to obtain advertising operational rights from these contracted Newspapers. Such deposits are interest free and refundable at termination of the contracts or on request under mutual consent. Deposits paid for contracts expiring in one year or less are classified as short term. Long term deposits over one year are classified as long term on the balance sheet.

(k)	Deposits for marketing and promotion projects

The deposits represent cash paid by the Group to the local commercial customers in relation to the exclusive marketing and promotion services between the Group and these customers. Deposits paid for contracts expiring in one year or less are classified as short term. Long term deposits over one year are classified as long term on the balance sheet.

(l)	Goodwill and other intangible assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC 350”) intangible assets with indefinite useful lives are not amortized but are reviewed periodically for impairment.

Goodwill and other intangible assets, including computer software, trademarks, licenses, website development, customer relationships and non-compete agreements, are tested on an annual basis as of December 31, and between annual tests if indicators of potential impairment exist. The fair value of the Company’s reporting unit was estimated using a combination of the market capitalization and the income approach. Under the income approach, the fair value of the reporting unit was calculated by estimating the fair value of the unit’s associated future cash flows. No impairment of goodwill and other intangible assets has been identified during the periods presented.

The significant estimates and assumptions used by management in assessing the recoverability of goodwill and other intangible assets are estimated future cash flows, present value discount rate, estimated growth of the overall craft beer segment, and other factors. If the Company’s estimate future cash flows were to significantly decline, an impairment charge could result. The estimates of future cash flows, based on reasonable and supportable assumptions and projections, require management’s subjective judgement.

(i)	Goodwill

Goodwill arises on the acquisition of subsidiaries or businesses which represents the excess of the consideration transferred over the Group’s interest in net fair value of the net identifiable assets, liabilities and contingent liabilities of the acquiree and the fair value of the non-controlling interest in the acquiree.

(ii)	Trademarks and licences

Separately acquired trademarks and licences are shown at historical cost. Trademarks and licences acquired in a business combination are recognised at fair value at the acquisition date. Trademarks and licences have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost of trademarks and licences over their estimated useful lives of seven to eight years.

(iii)	Contractual customer relationships and non-compete agreements

Contractual customer relationships and non-compete agreements acquired in a business combination are recognised at fair value at the acquisition date. The contractual customer relationships and non-complete agreements have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost of customer relationships and non-compete agreements over their expected lives of three to four years.

(iv)	Computer software and website development costs

The Group capitalized certain internal use software and website development costs. Such costs are carried at cost less accumulated amortization. Intangible assets are amortized using the straight-line method over the estimate economic life of the intangible assets.

The intangible assets are subject to impairment test on an annual basis and are being amortised over three to ten years.

(m)	Fair value measurements

FASB ASC Topic 820, “Fair Value Measurement and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date.  In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability.  These inputs are further defined as observable and unobservable inputs.  Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 -	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 -	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Company’s financial instruments, none of which are held for trading purposes, including cash, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate their fair values due to their short maturities.

(n)	Revenue recognition

The Group generates revenue primarily from advertising to end customers and printing service and publishing consulting services provided to the Newspapers. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured. Revenue from advertising contracts, net of rebates, is generally recognized over the period in which the advertisement is displayed. Revenue from printing, net of value-added tax, is recognized when the service is provided.

In addition, the Group received grants from PRC government. A government subsidy is recognized when there is a reasonable assurance that the Group has complied with the conditions attached to it and that the grant will be received. The government grant is currently included in Other Income in the consolidated statements of operations. The Group received $784,529, $633,363 and $284,319 for the years ended 31 December 2011, 2010 and 2009, respectively.

(o)	Statutory Reserves

Pursuant to the applicable laws in the PRC, PRC entities are required to make appropriations to three non-distributable reserve funds, the statutory surplus reserve, statutory public welfare fund, and discretionary surplus reserve, based on after-tax net earnings as determined in accordance with the PRC GAAP, after offsetting any prior years’ losses. Appropriation to the statutory surplus reserve should be at least 10% of the after-tax net earnings until the reserve is equal to 50% of the entity's registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax net earnings. The statutory public welfare fund is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Beginning from January 1, 2006, enterprise has no further requirements to make the appropriation to the statutory public welfare fund. The Group does not make appropriations to the discretionary surplus reserve fund.

(p)	Income taxes

The Group accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Group adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

(q)	Pension and employee benefits

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Management believes full time employees who have passed the probation period are entitled to such benefits.

The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due and are reduced by contributions forfeited by those employees who leave the scheme prior to vesting fully in the contributions. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(r)	Stock-Based Compensation

The Company awards stock options and other equity-based instruments to its employees, directors and consultants (collectively “share-based payments”).  Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date and is recognized on a straight-line basis over the requisite service period, which generally equals the vesting period.  All of the Company’s stock-based compensation is based on grants of equity instruments and no liability awards have been granted.

(s)	Commitments and Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group, or unasserted claims that may result in such proceedings, the Group’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they arise from guarantees, in which case the guarantees would be disclosed.

(t)	Non-controlling interest in consolidated financial statements

ASC 810 requires us to classify non-controlling interests in a subsidiary as part of consolidated net income and to include the accumulated amount of non-controlling interests as part of total equity. The net profit amounts we have previously reported are now presented as “Net income attributable to shareholders”. The calculation of earnings per share continues to be based on income amounts attributable only to shareholders. Similarly, in our presentation of total equity, we distinguish between equity amounts attributable to shareholders and amounts attributable to the non-controlling interests.

(u)	Research and Development Costs

Research and development costs relating to the development of new processes, including significant improvements and refinements to existing software, are expensed when incurred. The major components of these research and development costs include experimental materials, salaries and overhead costs.  In accordance with the FASB’s accounting standards for research and development costs, the Group expenses the costs associated with the research and development activities when incurred. The research and development costs amounted to $32,445, $76,953, and $341,847 for the years 2011, 2010 and 2009 respectively, which were recorded in administrative expenses.

(v)	Advertising Costs

The Group expenses advertising costs as incurred. There were no material advertising expenses during the periods presented.

(w)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated statements of changes in equity, consisted of cumulative foreign currency translation adjustment in each of the years ended December 31, 2011, 2010 and 2009.

(x)	Segment information

FASB ASC Topic 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements.  The Group has only one segment, all of the Group's operations and customers are in the PRC and all income are derived from the publishing and advertising business. Accordingly, no segment information is presented.

(y)	Economic and political risks

The Group's operations are conducted in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

(z)	Recently issued accounting standards not yet adopted

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, or disclosures.

(z)	Recently issued accounting standards not yet adopted

In December 2011, the FASB amended its guidance related to disclosures about offsetting assets and liabilities in the financial statements. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of these amendments. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. We do not anticipate the adoption of this guidance will have a material impact on our financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance on goodwill impairment testing to reduce the cost and complexity of testing goodwill for impairment by providing the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The result of this assessment will determine whether it is necessary to perform the two-step test. The provisions of this new guidance are effective for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted the new guidance early when we conducted our annual goodwill impairment test in the fourth quarter of 2011. The adoption of this guidance did not have a material impact on our financial statements.

In June 2011, the FASB amended its guidance on the presentation of comprehensive income in financial statements to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The provisions of this guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not anticipate the adoption of this guidance will have a material impact on our financial statements.

In May 2011, the FASB amended its guidance related to fair value measurements in order to align the definition of fair value measurements and the related disclosure requirements between accounting principles generally accepted in the United States of America and International Financial Reporting Standards. These amendments, which are effective for interim and annual periods beginning after December 15, 2011, also change certain existing fair value measurement principles and disclosure requirements. We do not anticipate the adoption of this guidance will have a material impact on our financial statements.

TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2011
Trade Receivables, Net [Abstract]
Trade Receivables, Net [Text Block]
5	TRADE RECEIVABLES, NET

Trade receivables consist of the following:

	December 31, 2011	December 31, 2010

Trade receivables	$57,198,073	$44,108,708
Less: Allowance for doubtful debts	11,795,516	1,084,392
Trade receivables, net	$45,402,557	$43,024,316

Bad debt expense of $10,698,576, $802,290 and $125,422 has been made for the years ended December 31, 2011, 2010 and 2009, respectively.

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
Other Receivables [Abstract]
Other Receivables [Text Block]
6	OTHER RECEIVABLES

Other receivables consist of the following:

	December 31, 2011	December 31, 2010

Utility and rental deposits	$137,359	$78,368
IPO proceeds receivable (a)	-	4,033,848
Advances to employees (b)	1,716,539	589,373
Government grant receivables	555,805	617,527
Others (c)	1,893,367	1,349,842
	$4,303,070	$6,668,958

(a)	The amount represented the global IPO proceeds retained by CCB International Asset Management Limited.
(b)	Advances to employees are unsecured, interest free and repayable on demand.
(c)	The amount represented mainly the advances and deposits to third parties with business relationships which are unsecured, interest free and repayable on demand.

PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses [Abstract]
Prepaid Expenses [Text Block]
7	PREPAID EXPENSES

	December 31, 2011	December 31, 2010

Prepayments for print media advertising	$32,962,062	$18,847,343

Under the terms of certain exclusive and non-exclusive advertising agreements with metropolitan newspaper’s contract, the Group has to make prepayments for print media advertising to the newspaper publishers, the amounts prepaid to newspaper publishers can be used to offset the fees payable where the amount of prepayment available. The prepayments may be forfeited in the event that the Group is unable to fulfill the contractual obligations in respect of actual business volume generated.

As at December 31, 2011, the Group has made prepayment of RMB33,780,000 (approximately $5,307,000) to Shenyang Evening News under the terms of the exclusive advertising agreement. The exclusive advertising agreement between the Group and Shenyang Evening News was terminated unilaterally by Shenyang Evening News on July 26, 2011. The Directors have reviewed the recoverability of such prepayment and deposit, including consideration of the probable outcome of the litigation between the Group and Shenyang Evening News and its ability to enforce court decision to collect the amount, and has determined these amounts are recoverable as at December 31, 2011. Details of the litigation with Shenyang Evening News are disclosed in Note 32.

DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Due from Related Parties [Abstract]
Due from Related Parties [Text Block]
8	DUE FROM RELATED PARTIES

	December 31,	December 31,
	2011	2010

Xu Kaining (a)	$-	$1,058
Xiamen Zhishang Trading Co., Ltd. (b)	-	1,814,882
Fujian Jinyi Asia Paper Co., Ltd. (b)	27,806	17,393
Toshihiro Nakamura (c)	-	3,514
Qiang Peiying (d)	1,573,235	1,514,560
Liaoning Baixin Media Co., Ltd. (e)	78,550	-
Key management of the Group	315,279	301,000

	$1,994,870	$3,652,407

The amounts due from related parties are unsecured, interest free and repayable on demand.

(a)	Xu Kaining is the beneficial owner of Keep Profit International Capital Limited, a shareholder of the Company.

(b)	The company is controlled by a close family member of a director of the Company.

(c)	Toshihiro Nakamura is a director of the Company.

(d)	Qiang Peiying is the spouse of a director of the Company.

(e)	A significant shareholder of a subsidiary of the Group.

INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
9	INVENTORIES
  Inventories consist of the following:
	December 31, 2011	December 31, 2010

Ink	$140,747	$74,749
Newsprint	1,030,287	637,985
Other consumables	124,179	86,769
	$1,295,213	$799,503

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2011	December 31, 2010

Leasehold improvement	$1,813,611	$1,641,107
Buildings	420,231	408,197
Machinery and equipment	7,713,421	6,459,014
Office equipment and furniture	1,740,532	1,194,797
Motor vehicles	3,055,123	1,686,177
Total	14,742,918	11,389,292
Less: Accumulated depreciation and amortization	(4,966,161)	(3,492,709)
	$9,776,757	$7,896,583

Management determined that there were no impairment provisions necessary at December 31, 2011 and 2010. Depreciation and amortization expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $1,335,805, $897,154 and $840,636, respectively.

As of December 31, 2011 and 2010, buildings, machinery and equipment with an aggregate net book value of $147,878 and $1,423,624, respectively were pledged as collateral for short term borrowings from banks.

EQUITY INVESTMENT	12 Months Ended
Dec. 31, 2011
Equity Investment [Abstract]
Investments [Text Block]
11	EQUITY INVESTMENT

	December 31, 2011	December 31, 2010

Original cost of equity investment	$6,393,137	$-
Equity loss on investment	(47,431)	-
Equity investment balance	$6,345,706	$-

The Group’s equity investment represents its 33.5% equity interest in Yunnan Handing Investment Co. Limited (“Yunnan Handing”). Yunnan Handing is a limited liability company established in the PRC that is principally engaged in the project investment and management. As at December 31, 2011, its paid up capital was RMB100,000,000 (approximately $15,710,000). Since the Group has the ability to exercise significant influence over the operating and financial policies of Yunnan Handing, the Group uses the equity method of accounting to record its investment.

The summarised financial information in respect of the Group’s equity investment is set out below:

	December 31, 2011	December 31, 2010
Assets
Current assets	$50,003,927	$-
Non-current assets	150,972	-
	50,154,899	-
Liabilities
Current liabilities	(34,588,871)	-
Net assets	15,566,028	-

Income	76,632	-
Expense	(218,154)	-
Loss for the year	$(141,522)	$-

DEPOSITS TO NEWSPAPERS	12 Months Ended
Dec. 31, 2011
Deposits to Newspapers [Abstract]
Deposits to Newspapers [Text Block]
12	DEPOSITS TO NEWSPAPERS

	December 31, 2011	December 31, 2010
Deposits to newspaper publishers
- Non-current	$14,453,137	$13,914,080
- Current	2,134,613	2,930,550
	$16,587,750	$16,844,630

As at December 31, 2011, deposits to newspaper publishers represent cash paid by the Group to three (2010: three) metropolitan newspaper publishers in the PRC pursuant to exclusive agreements between the Group and newspaper publishers. Under the terms of the agreements, the Group has obtained the exclusive rights to sell advertising space of the respective newspapers for a fixed term of 7 to 30 years and it has to place specified amount of cash to the newspaper publishers. The cash held by the newspaper publishers will be repayable to the Group upon the expiry of the agreements. The Group assesses the recoverable amount of the deposits on each balance sheet date and the carrying values of these amounts are written down immediately to their recoverable amounts if recoverable amounts are less than the carrying values.

There can be no assurance that the Group will be able to recover the deposits through the sale of the advertising spaces in the relevant newspapers or from provision of the advertising services. Any such recovery is subject to market conditions, cooperation with the newspaper partners and other factors beyond the Group’s control and may only happen after several years of operations if at all.

As at December 31, 2011, included in current portion of deposits to newspaper publishers were deposits made to Shenyang Evening News pursuant to the exclusive advertising agreement between the Group and Shenyang Evening News of RMB10,000,000 (approximately $1,571,000). The exclusive advertising agreement between the Group and Shenyang Evening News was terminated unilaterally by Shenyang Evening News on July 26, 2011. The directors have reviewed the recoverability of such deposit, including consideration of the probable outcome of the litigation between the Group and Shenyang Evening News and its ability to enforce court decision to collect the amount, and has determined these amounts are recoverable as at December 31, 2011. Details of the litigation with Shenyang Evening News are disclosed in Note 32.

DEPOSITS FOR MARKETING AND PROMOTION PROJECTS	12 Months Ended
Dec. 31, 2011
Deposits for Marketing and Promotion Projects [Abstract]
Deposits for Marketing and Promotion Projects [Text Block]
13	DEPOSITS FOR MARKETING AND PROMOTION PROJECTS

	December 31, 2011	December 31, 2010
Deposits for marketing and promotion projects
- Non-current	$28,670,626	$-
- Current	2,749,238	-
	$31,419,864	$-

As at December 31, 2011, deposits for marketing and promotion projects represent cash paid by the Group to three (2010: Nil) commercial customers in the PRC in relation to exclusive marketing and promotion services agreements between the Group and the customers. Pursuant to these agreements, the Group has obtained rights as the sole marketing and promotion services provider for certain real estate development projects owned by these customers for terms that ranged within 3 years or throughout the selling period of the real estate development projects. In return, the Group has to place specific amount of upfront deposits to the customers for the exclusive rights. These deposits will, amongst other terms and conditions, be repayable to the Group in equal instalments throughout the term of the respective contracts or upon the expiry of the agreements. The Group assesses the recoverable amount of the deposits at each balance sheet date and the carrying values of these amounts are written down immediately to their recoverable amounts if recoverable amounts are less than the carrying values.

PREPAYMENT FOR LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
Prepayment for Long Term Investment [Abstract]
Prepayment for Long Term Investment [Text Block]
14	PREPAYMENT FOR LONG-TERM INVESTMENT

As at 31 December 2011, prepayment for long term investments represents cash paid by the Group to two (2010: one) metropolitan newspaper publishers in the PRC in relation to the potential establishment of jointly controlled entities with these metropolitan newspaper publishers. Mutual agreements were reached between the Group and the metropolitan newspaper publishers such that the prepayments will become refundable upon the earlier of the termination of the plan to establish the jointly controlled entities and December 31, 2012 which is the target date to complete the potential investments.

GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
15	GOODWILL

Addition to goodwill during the year ended December 31, 2011 was related to the acquisition of business from Fuzhou H-Band Estate Marketing and Planning Company Limited (“Fuzhou H-Band”) on July 10, 2011. Please refer to Note 31 for details of the acquisition.

As at December 31, 2011, management of the Group determined that the goodwill had not impaired.

INTANIGBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
16	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2011		December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Computer software	$543,864	$(229,871)	$391,258	$(132,033)
Customer relationships	2,529,299	(719,554)	-	-
Non-compete agreements	1,806,642	(401,476)	-	-
Trademarks and licenses	1,633,833	(160,585)	-	-
Website development cost	1,473,252	(233,107)	469,752	(94,055)
Total intangible assets	$7,986,890	$(1,744,593)	$861,010	$(226,088)

Intangible assets of approximately $5,657,000 were acquired by the Group on acquisition of business from Fuzhou H-Band on July 10, 2011. These include computer software, customer relationships, non-compete agreements, trademarks and licenses and website development cost of $119,000, $2,243,000, $1,454,000, $1,779,000 and $62,000 respectively.

Amortization for the years ended December 31, 2011, 2010 and 2009 amounted to $1,484,623, $88,668 and $134,384 respectively. Management determined that there was no impairment charge for the years ended December 31, 2011, 2010 and 2009.

Estimated amortization expense at December 31, 2011 for each of the five succeeding years is as follows:

Year ending December 31,
2012	$2,054,233
2013	1,903,240
2014	587,405
2015	362,332
2016	362,332
$5,269,542

BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
17	BORROWINGS

Borrowings consist of the following:

	December 31, 2011	December 31, 2010

China Merchants Bank (a)	$7,383,668	$7,562,000
Other loans (b)	397,161	696,693
	$7,780,829	$8,258,693

Reported as:	December 31, 2011	December 31, 2010

Short-term borrowings	$7,622,702	$7,836,930
Long-term borrowings	158,127	421,763
	$7,780,829	$8,258,693

(a)	The loan was due within one year and was used to finance daily operations. The weighted average effective interest rate applicable to the loan interest was approximately 6% per annum (2010: 5.6% per annum). The loans are secured by a property of the Group.

(b)	The amount represented a loan financing arrangement raised by a subsidiary for acquiring a printing machinery with an interest rate of 5.85%. Included in the loan was $158,127 to be repaid after one year.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
18	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31, 2011	December 31, 2010

Accrued utility expenses and other liabilities	$195,266	$358,824
Accrued salaries and welfare	1,167,962	676,800
Value added tax and other taxes payable	4,409,132	4,434,815
Other payables
- IPO commission payable (a)	-	4,033,848
- Professional and consultancy fees (b)	390,620	5,080,282
- Deposits received (c)	650,973	650,181
- Advances from third parties (d)	4,227,083	4,069,431
- Others	1,331,547	1,158,074

	$12,372,583	$20,462,255

(a)	The amount represented the offering commission due to CCB International Asset Management Limited.

(b)	Included the unpaid professional and consultancy fees in course of ShiFang’s initial public offering.

(c)	Deposits from customers to guarantee advertising volume. Such deposits are interest free and refundable upon termination of the advertising contracts. Deposits will be retained only if the desired volume is not reached at the termination of the contract. Contract period is usually one year or less.

(d)	Advances from unrelated third parties were used to fund daily operations and were due within one year.

DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Due to Related Parties [Abstract]
Due to Related Parties [Text Block]
19	DUE TO RELATED PARTIES

Due to related parties consists of the following:

	December 31,	December 31,
	2011	2010

Chen Zhi (a)	$712,615	$393,384
Chen Min (a)	78,140	50,081
Hong Peifeng (a)	205,748	600,583
Wang Jingfeng (a)	78,140	50,081
Zhang Tiezhu (a)	418,578	204,446
Michael W. Zhang (a)	78,140	50,081
Shenzhen Zhongke Hongyi Venture Investment	2,070,807	2,123,703
Management Co., Ltd. (b)
Topbig International Development Ltd. (c)	24,772	23,848
Fujian ShiFang Digital Technology Co., Ltd. (c)	821	8,957
Fuzhou Development Zone Xuanye Industry & Trade Co., Ltd. (d)	48,893	47,069
Fujian JinDi Mining Co., Ltd. (c)	1,526	1,469
Fujian Lanting Network Technology Holding Co., Ltd. (e)	10,777,013	-
Key management of the Group	212,981	12,148

	$14,708,174	$3,565,850

(a)	All are directors of the Company.
(b)	The company is controlled by a director of the Company.
(c)	Chen Zhi is the beneficial owner of these companies.
(d)	The company is controlled by a close family member of a director of the Company.
(e)	The advance from a non-controlling shareholder of a subsidiary which is unsecured, interest-free, without fixed repayment term and repayable upon mutual agreement between the Group and the non-controlling shareholder.

Except for (e) which is classified as non-current liabilities, the amounts due to other related parties are unsecured, interest free and repayable on demand.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
20	EARNINGS PER SHARE

Basic earnings per share is computed on the basis of the weighted average number of shares of common stocks outstanding during the period. Diluted earnings per share is computed on the basis of weighted average number of shares of common stocks plus the effect of dilutive potential common shares outstanding during the period. The components of basic and diluted earnings per share are as follows:

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Net income attributable to common shareholders	$2,409,785	$11,749,166	$17,437,983

Basic weighted average outstanding shares of common shares	14,912,847	15,321,170	16,285,126
Dilutive effect of warrants	-	-	1,465,539
Dilutive weighted average outstanding shares	14,912,847	15,321,170	17,750,665

Earnings per share
Basic	$0.16	$0.77	1.07

Diluted	$0.16	$0.77	0.98

During the reporting period, the purchase options granted to the underwriters were not included in the computation of diluted earnings per shares because they were anti-dilutive.

A total of 7,500,000 Earn-out shares issued to OMH’s shareholders in 2010 have been included in the computation of the basic and diluted earnings per share to retroactively reflect the effect of the recapitalization.

SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
21	SIGNIFICANT CONCENTRATIONS

Financial instruments which potentially expose the Group to concentrations of credit risk, is cash, accounts receivable and other receivable as of December 31, 2011 and 2010. The Group performs ongoing evaluations of its cash position and credit evaluations of customers to ensure sound collections and minimize credit losses exposure.

Sales and vendor concentrations

For the years ended December 31, 2011, 2010 and 2009, respectively, all of the Group’s sales were generated within the PRC. In addition, all accounts receivable as of December 31, 2011 and 2010 are from entities within the PRC.

For the years ended December 31, 2011, 2010 and 2009, there were no customers that accounted for 10% or more of the Group’s revenue.

For the years ended December 31, 2011, 2010 and 2009, there were three vendors that accounted for 10% or more of the Group’s cost of revenue, which is summarized in the following:

	For the Year Ended December 31,
	2011		2010		2009
Major Vendors	Purchase	Percentage of Total Cost of Revenue	Purchase	Percentage of Total Cost of Revenue	Purchase	Percentage of Total Cost of Revenue

Lifestyle Express	8,210,960	20.23%	6,332,534	15.66%	6,018,610	16.53%

South East Express	7,847,104	19.33%	8,759,036	21.66%	6,565,947	18.03%

Shenyang Evening News	6,025,492	14.84%	$10,063,307	24.88%	$10,119,951	27.79%

Total	$22,083,556	54.40%	$25,154,877	62.20%	$22,704,508	62.35%

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
22	RELATED PARTY TRANSACTIONS

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Revenue from related companies:
Companies controlled by a close family member of a director	$-	$-	$232,426
Company controlled by a member of key management of the Group	-	150,927	428,452
Company controlled by the Chief Executive Officer of the Company	-	436,553	305,077
	$-	$587,480	$965,955

Except for the above sales to related companies, the Group had no other significant related party transactions.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
23	SHAREHOLDERS’ EQUITY

Preferred shares

As of December 31, 2011 and 2010, no shares are issued and outstanding.

Ordinary shares

As of December 31, 2011 and 2010, 14,912,847 shares were issued and outstanding.

During the year of 2010, the Company undertook the following transactions:

(i)	On June 23, 2010, the Company awarded 300,000 ordinary shares to a senior executive as compensation. The shares were valued at $3.5 each totalling $1,050,000.

Pursuant to the restructuring agreement dated January 14, 2010 and prior to the consummation of the Private Placement, Topbig International, Blazing Sun and Keep Profit transferred 955,748, 352,526 and 469,938 ordinary shares (totalling 1,778,212 ordinary shares) to Dragon Soar Limited (“Dragon Soar”, a wholly-owned subsidiary of the Company) in return for 20% shareholding in ShiFang. The terms of this share exchange were determined and agreed among the company, Topbig, Blazing Sun and Keep Profit taking into account, among other things, the additional risk assumed by these three shareholders in providing collaterals to facilitate the consummation of the Private Placement and the reduced liquidity of unlisted ShiFang shares as compared to listed Company’s shares. The 1,778,212 shares of the Company held by Dragon Soar were forfeitted and cancelled on April 24, 2010.

(ii)	As detailed in Note 1, the Company issued 5,500,000 shares out of the 9,500,000 Earn-out Shares to OMH shareholders on February 12, 2010. The Company has also issued the year 2009 and 2010 Earn-out Shares of 2,000,000 to the other OMH shareholders who did not provide additional collateral during the Private Placement on April 24, 2010. These 7,500,000 shares issued have been included in the computation of basic and diluted EPS to retroactively reflect the effect of the change in capital structure. The 5,500,000 and 2,000,000 shares were valued at $3 and $5 each respectively at the date of issue and a total of $26,500,000 was accounted for in the equity as stock dividends.

Warrants

On January 29, 2007, the Company completed the Public Offering with a sale of 5,013,500 units (including 513,500 units that were subject to the underwriters’ over-allotment option which were exercised on February 9, 2007) at a price of $8 per unit. Each unit consists of one ordinary share of the Company, at $0.001 par value, and one warrant. Each warrant entitles the shareholder to purchase from the Company one ordinary share at an exercise price of $6 commencing on the later of (a) the completion of a Business Combination with a target business, or (b) January 23, 2008. The Company may redeem the warrants (including any warrants issued upon exercise of the unit purchase option) at a price of $0.01 per warrant at any time after the warrants become exercisable to the extent the last sales price of the Company’s ordinary shares equals or exceeds $11.50 per share for any 20 trading days within a 30 trading day period.

The Company’s directors and officers, or their designees, have also purchased a total of 900,000 warrants prior to the closing of the Offering at $1.20 per warrant for an aggregate purchase price of $1,080,000 (the “Founding Director Warrants”). Each of the Company’s Initial Shareholders or their designees cannot sell these warrants until the consummation of a business combination. These warrants will be non-callable as long as they are held by the Company’s Initial Shareholders or their designees. The Founding Director Warrants were purchased separately and not in conjunction with ordinary shares in the form of units.

Number of warrants balance outstanding is as follows:

	Number of warrants
Series of warrants	December 31, 2011	December 31, 2010	Exercise price	Contractual term	Expiration Date
Warrants	-	5,013,500	$6	4 years	January 23, 2011
Founding Director Warrants	-	900,000	$6	4 years	January 23, 2011
	-	5,913,500

The warrants were expired and unexercised on January 23, 2011.

Purchase options

On January 29, 2007, the Company sold to the underwriters for $100, an option to purchase up to a total of 315,000 units as compensation for their services. The units issuable upon exercise of the unit purchase option are identical to those offered in the Public Offering. In lieu of paying the exercise price of $10 per unit, the option may be converted into units (i.e., a cashless basis) to the extent that the market value of the units at the time of the conversion exceeds the exercise price of the option. The option may only be exercised or converted by the option holder. The unit purchase option expires on January 23, 2011 and is exercisable at $10 per unit commencing on the later of (a) the completion of a Business Combination with a target business, or (b) January 23, 2011.

The Company valued the stock options by the Black Scholes model with the following assumptions:

Number of Options Issued	Expected Term	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value
315,000	5	48.3%	0%	5.093%	$958,671

The options were expired and unexercised on January 23, 2011.

PENSION AND EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
24	PENSION AND EMPLOYEE BENEFITS

Full time employees of the Company’s PRC subsidiary participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  PRC labor regulations require the Company to accrue for these benefits based on certain percentages of the employees' salaries. Costs for pension and employee benefits for the years ended December 31, 2011, 2010 and 2009 were $1,081,179, $521,739 and $608,222, respectively.

OTHER INCOME	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
25	OTHER INCOME

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

The amount represented the following:

Sales of newsprint papers	$73,074	$214,072	$252,014
Sale of scrap materials	439,656	398,637	253,475
Government grants	784,529	633,363	284,319
Sundries	259,595	168,918	239,124
	$1,556,854	$1,414,990	$1,028,932

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
26	SEGMENT REPORTING

Management considers the Group to have one business segment, consisting of the Publishing and Advertising Business. The information presented in the consolidated statements of operations reflects the revenues and costs associated with this business segment that management uses to make operating decisions and assess performance. Also, it reviewed by the executive directors that are used to make strategic decisions.

The Board assesses the performance of the Publishing and Advertising Businesses from both geographic and product perspectives. Geographically, management considers the Group’s Publishing and Advertising Businesses are primarily operated in the PRC. The Businesses derive their revenue, which are subject to common risk and returns, all the Businesses activities are included in a single reportable segment in accordance with ASC 280 “Segment Reporting”. As such, no segment information is presented.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
27	INCOME TAXES

Cayman Islands

China TopReach and ShiFang, being incorporated in the Cayman Islands as an exempted company, are not subject to any income tax in the Cayman Islands.

Hong Kong

Hong Kong profits tax has been provided at the rate of 16.5% on the estimated assessable profit for the years ended 31 December 2011, 2010 and 2009. Taxation on overseas profits has been calculated on the estimated assessable profit for the year at the rates of taxation prevailing in the countries in which the Group company operates.

People’s Republic of China

Effective from 1 January 2008, the companies now comprising the Group are subject to the corporate income tax in accordance with the new China Income Tax (“CIT”) Law as approved by the National People’s Congress on March 16, 2007. According to the new CIT Law and the relevant regulations, the new enterprise income tax rate applicable to the subsidiaries now comprising of the Group is 25% unless preferential rates are applicable in the cities where the subsidiaries are located.

Fuzhou HongXinTu Printing Co., Ltd. (“Fuzhou HongXinTu”) was qualified as a manufacturing foreign enterprise, and was entitled to Foreign Enterprise Income Tax (“FEIT”) holiday of two year exemption plus three year half reduction since 2007 provided that it would operate for more than 10 years. In addition, as Fuzhou HongXinTu located in Fuzhou Economic Development Zone, the tax rate would gradually be increased from 18% to 25% over a period of 5 years. The applicable tax rate of Fuzhou HongXinTu for the year ended 31 December 2011 was 12% (2010: 11%). Shifang YaQi Culture Communication (Xiamen) Co., Ltd. (“ShiFang YaQi”) was entitled to the grandfathering treatment where the applicable CIT rate phased-in from 18% to 25% over a period of 5 years through 2012. The applicable tax rate of Shifang YaQi for year ended 31 December 2011 was 24% (2010: 22%). Based on the certificate dated 30 December 2008, Xiamen Duke Information Science & Technology Co., Ltd. (“Xiamen Duke”) was granted the qualification as a software production enterprise, and was entitled to FEIT holiday of two year exemption plus three year half reduction since 2008. In addition, Xiamen Duke was located in the High technology Development Zone, the tax rate would gradually be increased from 18% to 25% over a period of 5 years. The applicable tax rate of Xiamen Duke for year ended 31 December 2011 was 12% (2010: 15%).

All of the Group’s income is generated in the PRC. The Group’s income tax provision in respect of operations in PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof.

The income tax expenses recognized are as follows:

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Current Income tax	3,900,216	3,593,249	3,611,619
Deferred income tax	(269,757)	-	-
Income tax expense	$3,630,459	$3,593,249	$3,611,619

A reconciliation of the income tax expense is as follows:-

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Income before tax	$11,560,877	$25,015,096	$21,053,189
Expected tax (25%)	2,890,219	6,253,774	5,263,297
Tax effect of expenses not deductible for tax purposes	1,592,291	82,176	112,082
Tax effect of revenue not taxable for tax purposes	(164,119)	(56,801)	(3,395)
Tax effect of tax losses not recognized	994,270	215,695	(120,551)
Tax exempted entities	(1,449,954)	(2,952,052)	(1,645,089)
(Over)/under provision in previous year	(232,248)	50,457	5,275
Income tax expense	$3,630,459	$3,593,249	$3,611,619

Effective at the beginning of the year 2007, the Group adopted the provisions of ASC 740, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109”. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740 “Income Taxes”. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including 50% likely of being realized upon ultimate settlement. Management does not anticipate any potential future adjustments would result in a material change to its financial tax position. As a result, there is no unrecognized tax benefit.

The tax effect of temporary differences that give rise to the deferred income tax liabilities as of December 31, 2011 is presented below:

	December 31,	December 31,
	2011	2010

Deferred income tax liabilities:
Intangible assets through acquisition of business (Note 31)	$1,161,974	$-

CHANGES IN OWNERSHIP INTEREST OF SHIFANG	12 Months Ended
Dec. 31, 2011
Changes in Ownership Interest of Shifang [Abstract]
Changes in Ownership Interest of Shifang [Text Block]
28	CHANGES IN OWNERSHIP INTEREST OF SHIFANG

As a result of the reorganization and spin-off and separate listing of ShiFang in 2010 as mentioned in Note 1, the Company’s equity interests in ShiFang were diluted. The Company’s interest was firstly reduced from 100% to 58.27% after the Private Placement of ShiFang shares in February 2010, and the interest was further reduced to 43.71% when ShiFang was listed on the Main Board of The Stock Exchange of Hong Kong Limited in December 2010. The Group raised proceeds of approximately $35,000,000 and $71,564,000 from the Private Placement and global offering of ShiFang shares, respectively. This change in the Company’s ownership interest in ShiFang did not result in a loss of control and accounted for as an equity transaction in accordance with Accounting Standards Update (ASU) 2010-02, Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification.

Net income attributable to China TopReach Inc. and Transfers to the non-controlling interests

December 31, 2010

Net income attributable to China TopReach Inc.	$11,749,166

Transfer from the non-controlling interests after the private placement	2,999,060
Transfer from the non-controlling interests after the initial public offering of ShiFang shares	17,798,412
Net transfers from non-controlling interests	20,797,472

Change from net income attributable to China TopReach Inc. and transfers from non-controlling interests	$32,546,638

During the year ended December 31, 2011, Shifang repurchased 12,223,000 of its own shares on the Hong Kong Stock Exchange. The total amount paid to repurchase the shares was HK$12,764,000, equivalent to $1,622,700 and the repurchased shares were subsequently cancelled. As a result of the share repurchases, the Company’s interests in Shifang was increased from 43.71% to 44.45%. The transfer from the non-controlling interests to shareholders of the Company after the share repurchases amounted to $1,237,927.

OPERATING LEASE COMMITMENT	12 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
29	OPERATING LEASE COMMITMENT

Total future minimum lease payments under non-cancelable operating leases are as follows:

December 31, 2011
Year ended December 31
2012	$589,663
2013	456,569
2014	420,043
2015	380,589
2016	308,189
Over 5 years	723,120
$2,878,173

The Group has entered into certain leasing arrangements relating to the lease of office premises. The offices and facilities are located in numerous cities in China and the headquarter is located in Fuzhou City, Fujian Province.

SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
30	SHARE BASED PAYMENT

(a)	Share options issued by the Company

A resolution has been passed by the board of the directors on June 23, 2010 that the Company would award 300,000 ordinary shares to a senior executive effective immediately.

(b)	Pre-IPO Share Option Scheme by ShiFang

Pursuant to a resolution in writing passed by all the shareholders of ShiFang on February 26, 2010, ShiFang conditionally approved and adopted a Pre-IPO Option Scheme (the “Pre-IPO Option Scheme”). By the same resolution, ShiFang granted 27,456,156 share options to its directors and employees which are exercisable under the following terms:

(i)	The exercise price of the option should not be less than 100% of the fair market value of the shares of the shares as at the grant date as determined by valuer appointed by ShiFang.

(ii)	40% of total options granted become exercisable a year after grant date, another 30% also become exercisable 2 years after grant date and remaining 30% become exercisable 3 years after grant date.

The fair value of the employee services received in exchange for the grant of the share options is recognized as an expense, with a corresponding adjustment to equity-based compensation reserves, over the vesting period. At the end of each reporting period, ShiFang revises its estimates of the number of options that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income, with a corresponding adjustment to equity. For the year ended December 31, 2011, the equity-based compensation expenses amounted to $842,106 (2010: $795,977; 2009: nil).

(c)	Share Option Scheme of ShiFang

Pursuant to the resolutions in writing passed by the shareholders of ShiFang on November 8, 2010, ShiFang adopted a share option scheme on November 8, 2010 (“Share Option Scheme”). The purpose of the Share Option Scheme is to provide incentive or reward to (i) any full-time or part-time employees, executives or officers of ShiFang or any of its subsidiaries; (ii) any Directors (whether executive or non-executive, including any independent non-executive Director) of ShiFang or any of its subsidiaries; or (iii) any advisors, consultants suppliers, customers and agents to ShiFang or any subsidiaries (each “Eligible Person”).

The Board of Directors may, at any time within 10 years after the date of approval of the Share Option Scheme, make an offer to grant options to any Eligible Person. The subscription price for shares granted pursuant to the Share Option Scheme shall be determined by the Board of Directors in its absolute discretion and shall be at least the highest of:

(i)	the closing price of the ShiFang shares as stated in the Stock Exchange of Hong Kong Limited’s (the “Stock Exchange”) daily quotations sheet on the date of offer;

(ii)	the average of the closing prices of the shares as stated in the Stock Exchange’s daily quotations sheets for the five business days immediately preceding the date on which such offer is made; and

the nominal value of shares of ShiFang. The total number of Shifang shares in respect of which options may be granted under the Share Option Scheme is not permitted to exceed 10% of the total number of shares in issue as at the Listing Date, 73,216,512 Shares, without prior approval from the shareholders of ShiFang. The maximum number of shares which may be issued upon exercise of all outstanding options granted, and yet to be exercised, under the Share Option Scheme and any other share option schemes of ShiFang must not exceed 30% of the issued share capital of ShiFang from time to time. The total number of shares issued and to be issued upon exercise of all options granted under the Share Option Scheme to each Eligible Person (including both exercised, cancelled and outstanding options) in any 12-month period shall not exceed 1% of the total number of issued shares of ShiFang. Any further grant of share options in excess of this limit is subject to shareholders’ approval in a general meeting. Share options granted to a director, chief executive or substantial shareholder of ShiFang, or to any of their associates, are subject to approval in advance by the independent non-executive directors of ShiFang. In addition, if shares issued and to be issued upon exercise of all options granted under the Share Option Scheme (including options exercised, cancelled and outstanding) to a participant who is a substantial shareholder or an independent nonexecutive director of ShiFang, or any of their associates, in any 12-month period (i) represent in aggregate more than 0.1% of the total number of shares in issue, and (ii) have an aggregate value, based on the closing price of the shares of ShiFang at the date of each grant, in excess of HK$5,000,000 (approximately $645,000), the proposed grant of option must be approved by the shareholders of ShiFang in a general meeting. The amount payable on acceptance of an option is RMB1.00. The exercise period of any option granted under the Share Option Scheme shall not be longer than 10 years from the date of grant of the relevant option. There is no minimum period for which an option must be held before the exercise of the option except otherwise imposed by the board of Directors. As at 31 December 2011, no share option had been granted under the Share Option Scheme.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
31	BUSINESS COMBINATION

On July 10, 2011, the Group acquired the real estate marketing and planning business from Fuzhou Haobang Real Estate Marketing and Consulting Co., Ltd. at a consideration of RMB 40,000,000 (approximately $6,188,000).

The transaction was accounted for as accounted for as a business combination using the purchase method of accounting and the results of the business operations have been included in the Group’s consolidated financial statements from the acquisition date of July 10, 2011. The purchase price allocation of the transaction were determined by the Group with the assistance of an independent valuation firm in the PRC, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

December 31, 2011
Intangible assets acquired:
- Computer software	$119,000
- Customer relationships	2,243,000
- Non-compete agreements	1,454,000
- Trademarks and licenses	1,779,000
- Website development cost	62,000
Goodwill	1,945,000
Deferred tax liabilities	(1,414,000)
Total consideration	$6,188,000

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise the assembled work force and the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The revenue and profit included in the consolidated statement of operations since July 10, 2011 contributed by acquired business was $2,758,000 and $1,508,000 respectively. Had the above acquisition taken place on January 1, 2011, the consolidated statement of operations would show revenue of $84,440,000 and profit of $10,598,000.

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
32	CONTINGENT LIABILITIES

On July 26, 2011, Shenyang Media Corporation, one of the Group’s partners under a comprehensive cooperation contract, unilaterally terminated the contract with the Group.

Shenyang Media Corporation initiated civil action against the Group on October 25, 2011 through the Shenyang Intermediate People’s Court in Liaoning Province (“Intermediate People’s Court”), where Shenyang Media Corporation claimed the Group for a total sum of RMB 17,329,000 (approximately $2,722,000), being the outstanding advertising fee payable by the Group as at July 26, 2011 under the comprehensive cooperation contract between the Group and Shenyang Media Corporation and all legal costs in relation to the litigation.

On December 22, 2011, the Group issued a civil writ to the Higher People’s Court of Liaoning Province (the “Higher People’s Court”) in the PRC against Shenyang Daily Agency and Shenyang Media Corporation, pursuant to which the Group claimed Shenyang Daily Agency and Shenyang Media Corporation for a total sum of RMB105,579,352 (approximately $16,586,000), being the outstanding advertising fees payable by the Shenyang Daily Agency and Shenyang Media Corporation to the Group under their comprehensive cooperation contract with the Group together with all the legal costs the Group incurred in relation to such litigation.

On March 8, 2012, the Group has received a civil judgment issued by the Higher People’s Court in relation to the civil writ issued on December 22, 2011, pursuant to which the Higher People’s Court decided to refer the case to the Intermediate People’s Court. On March 13, 2012, the Group has lodged an appeal to the Supreme People’s Court of the PRC (the “Supreme People’s Court”) to request the Supreme People’s Court to overrule the Higher People’s Court’s decision and order that the case shall remain to be heard in the Higher People’s Court pursuant to the PRC law.

No provision for loss has been made in respect of the litigation between the Group, Shenyang Daily Agency and Shenyang Media Corporation, as at December 31, 2011, as management, having considered all available facts and circumstances and legal advice from the Group’s external legal counsel, has determined that these claims would not result in an outflow of economic benefits from the Group.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
33	SUBSEQUENT EVENTS
On January 9, 2012, the Group has paid a total amount of RMB100,000,000 (approximately $15,710,000) as additional investment cost toYunnan HanDing Investment Co., Ltd.